Financial Instruments, Foreign Exchange Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	$ 3,444
Fair Value Asset (Liability)	27
Foreign Currency Cash Flow Hedges [Abstract]
Net asset (Liability) fair value	26		18
Euro/U.K. Pound Sterling [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	406
Fair Value Asset (Liability)	(5)	[1]
U.S. Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	563
Fair Value Asset (Liability)	17	[1]
Japanese Yen/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	634
Fair Value Asset (Liability)	5	[1]
Japanese Yen/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	450
Fair Value Asset (Liability)	24	[1]
Swiss Franc/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	172
Fair Value Asset (Liability)	2	[1]
U.K. Pound Sterling/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	217
Fair Value Asset (Liability)	(8)	[1]
U.K. Pound Sterling/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	244
Fair Value Asset (Liability)	2	[1]
Canadian Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	168
Fair Value Asset (Liability)	(1)	[1]
Swedish Krona/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	86
Fair Value Asset (Liability)	2	[1]
Mexican Peso/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	60
Fair Value Asset (Liability)	(5)	[1]
Indian Rupee/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	47
Fair Value Asset (Liability)	(5)	[1]
U.S. Dollar/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	94
Fair Value Asset (Liability)	0	[1]
All Other [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	303
Fair Value Asset (Liability)	(1)	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Foreign Exchange Contracts [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 30		$ 46	$ (1)

[1]	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at